West Polaris (Summary of Proforma Information) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Total Revenue	$ 1,741.6	$ 1,342.6	$ 1,064.3
Net income	488.4	314.6	415.4
Supplemental pro forma combined entity - Net Income	284.6	181.3
Net income attributable to Seadrill Partners LLC owners	257.2	138.2	$ 144.4
West Polaris Acquisition
Business Acquisition [Line Items]
Supplemental pro forma combined entity - Revenues	1,851.3	1,564.1
Supplemental pro forma combined entity - Net Income	$ 535.7	$ 388.9